Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	$ 1,304,694		$ 1,239,582		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(1,053,129)		(1,013,356)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings from equity accounted investees	2,687		1,642		2,844	2,159	1,436
General and administration costs	(56,110)		(47,483)		(69,590)	(65,391)	(61,157)
Amortization	(84,646)		(80,891)		(112,967)	(99,625)	(77,738)
Restructuring costs	(8,617)		(15,612)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(1,036)		(161)		272	(1,919)	(13,266)
Impairment of intangible assets	(6,943)	[1]	(2,712)	[1]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(4,724)						(36,240)
Impairment of assets held for sale	(11,457)		(12,554)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(9,019)		2,946		8,169	7,193	(2,686)
Operating Expenses	(1,232,994)		(1,168,181)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income	71,700		71,401		99,169	45,599	8,690
Interest on long-term debt	(93,949)		(89,256)		(116,578)	(91,462)	(69,520)
Foreign exchange gain (loss)	7,015		(7,798)		1,795	17,916	16,520
Other financing charges	(22,465)		(14,017)		(15,062)	(67,036)	(21,459)
Income (loss) from continuing operations before income tax	(37,699)		(39,670)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(50,606)		1,882		(48,217)	32,916	(9,297)
Income (loss) from continuing operations	(88,305)		(37,788)		(78,893)	(62,067)	(75,066)
Income (loss) from discontinued operations, net of tax	1,024		(9,528)		(16,107)	(3,202)	(1,436)
Net income (loss)	(87,281)		(47,316)		(95,000)	(65,269)	(76,502)
Net income (loss) attributable to:
Controlling interest	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Non-controlling interest	(2,925)		10,802		12,422	5,069	(5,895)
Net income (loss)	$ (87,281)		$ (47,316)		$ (95,000)	$ (65,269)	$ (76,502)

[1]	Impairment of intangible assets relates to the Corporate and other segment.